Revenue, Other Income and Gains - Other Income and Gains (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income and gains
Finance income		$ 971	$ 2,930	$ 4,581
Government grants	[1]	1,736	3,072	1,682
Others		35	4	138
Other Income		2,742	6,006	6,401
Foreign currency exchange gain, net			66	250
Fair value gains on financial assets measured at fair value change through profit or loss			47	474
Others	[2]	317
Other gains		317	113	724
Other Income And Gains		$ 3,059	$ 6,119	$ 7,125

[1]	The amount represents subsidies received from local government authorities to support the Group’s business. There were no unfulfilled conditions and other contingencies attached to these government grants.
[2]	The amount mainly represents reimbursement of depositary fees that are related to the establishment and maintenance of the American Depository Receipts (ADR) program.